Document and Entity Information	Sep. 09, 2022
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Adagio Therapeutics,Inc.
Amendment Flag	false
Entity Central Index Key	0001832038
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 09, 2022
Entity Registrant Name	Invivyd, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40703
Entity Tax Identification Number	85-1403134
Entity Address, Address Line One	1601 Trapelo Road
Entity Address, Address Line Two	Suite 178
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	819-0080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	IVVD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false